Income Taxes - Summary of Movement of the Valuation Allowance (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Balance as of January 1	¥ (94,511)	$ (13,377)	¥ (49,541)	¥ (6,472)
Business combination				(6,440)
Additions	(71,104)	(10,065)	(62,029)	(36,629)
Decrease due to the change of tax rate	118	17	17,059
Balance as of December 31	¥ (165,497)	$ (23,425)	¥ (94,511)	¥ (49,541)